Schedule of Restricted Stock Units Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General and administrative	$ 2,978	$ 1,566	$ 6,251	$ 3,499	$ 8,176	$ 10,333
Cost of revenue	831	828	1,762	1,692	3,407	3,976
Selling and marketing	383	333	795	641	1,365	1,964
Research and development	292	$ 159	590	$ 324	$ 720	$ 732
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General and administrative	399		741
Cost of revenue	6		8
Selling and marketing	7		10
Research and development	8		12
Total restricted stock units expense	$ 420		$ 771